Condensed Financial Information of Parent Company - Balance Sheets (Parenthetical) (Detail)	Dec. 31, 2018 $ / shares shares	Dec. 31, 2018 ¥ / shares shares	Dec. 31, 2017 ¥ / shares shares	Jun. 17, 2017 shares	Jun. 16, 2017 shares	Jun. 13, 2017 $ / shares shares	Dec. 31, 2016 shares	Dec. 31, 2015 shares	Jul. 14, 2015 $ / shares shares	Jun. 06, 2014 $ / shares shares	Jun. 05, 2014 shares	Dec. 19, 2013 $ / shares shares	Aug. 19, 2013 $ / shares shares
Consolidated Balance Sheet Statements Captions [Line Items]
Ordinary shares, par value | $ / shares													$ 0.001
Ordinary shares, authorized										100,000,000,000	50,000,000		50,000,000
Ordinary shares, issued													20,000,000
Ordinary shares, outstanding													20,000,000
Series Seed Convertible Redeemable Preferred Shares [Member]
Consolidated Balance Sheet Statements Captions [Line Items]
Mezzanine equity, par or stated value per share | (per share)	$ 0.001		¥ 0.001									$ 0.001
Mezzanine equity, shares authorized			3,645,501
Mezzanine equity, shares issued	0	0	3,645,501	3,645,501					3,645,501	3,645,501		3,645,501
Mezzanine equity, shares outstanding	0	0	3,645,501	3,645,501			3,645,501	3,645,501	3,645,501	3,645,501		3,645,501
Series A Convertible Redeemable Preferred Shares [Member]
Consolidated Balance Sheet Statements Captions [Line Items]
Mezzanine equity, par or stated value per share | (per share)	$ 0.001		¥ 0.001							$ 0.001
Mezzanine equity, shares authorized			5,531,104
Mezzanine equity, shares issued	0	0	5,531,104	5,531,104					5,531,104	5,531,104
Mezzanine equity, shares outstanding	0	0	5,531,104	5,531,104			5,531,104	5,531,104	5,531,104	5,531,104
Series B Convertible Redeemable Preferred Shares [Member]
Consolidated Balance Sheet Statements Captions [Line Items]
Mezzanine equity, par or stated value per share | (per share)	$ 0.001		¥ 0.001						$ 0.001
Mezzanine equity, shares authorized			7,895,711
Mezzanine equity, shares issued	0	0	7,895,711	7,895,711					7,895,711
Mezzanine equity, shares outstanding	0	0	7,895,711	7,895,711			7,895,711	7,895,711	7,895,711
Series C Convertible Redeemable Preferred Shares [Member]
Consolidated Balance Sheet Statements Captions [Line Items]
Mezzanine equity, par or stated value per share | (per share)	$ 0.001		¥ 0.001			$ 0.001
Mezzanine equity, shares authorized			5,295,380
Mezzanine equity, shares issued	0	0	5,295,380	5,295,380	5,295,380	5,295,380
Mezzanine equity, shares outstanding	0	0	5,295,380	5,295,380
Class A Ordinary Shares [Member]
Consolidated Balance Sheet Statements Captions [Line Items]
Ordinary shares, par value | (per share)	$ 0.001	¥ 0.001	¥ 0.001
Ordinary shares, authorized	57,956,630	57,956,630	57,956,630							70,823,395
Ordinary shares, issued	28,276,557	28,276,557	158,861	158,861
Ordinary shares, outstanding	28,276,557	28,276,557	158,861	158,861
Class B Ordinary Shares [Member]
Consolidated Balance Sheet Statements Captions [Line Items]
Ordinary shares, par value | (per share)	$ 0.001	¥ 0.001	¥ 0.001
Ordinary shares, authorized	19,675,674	19,675,674	19,675,674							20,000,000
Ordinary shares, issued	19,675,674	19,675,674	19,675,674	19,675,674					19,770,990	20,000,000		20,000,000
Ordinary shares, outstanding	19,675,674	19,675,674	19,675,674	19,675,674					19,770,990	20,000,000		20,000,000
Parent Company [Member] | Series Seed Convertible Redeemable Preferred Shares [Member]
Consolidated Balance Sheet Statements Captions [Line Items]
Mezzanine equity, par or stated value per share | $ / shares	$ 0.001
Mezzanine equity, shares authorized	0	0	3,645,501
Mezzanine equity, shares issued	0	0	3,645,501
Mezzanine equity, shares outstanding	0	0	3,645,501
Parent Company [Member] | Series A Convertible Redeemable Preferred Shares [Member]
Consolidated Balance Sheet Statements Captions [Line Items]
Mezzanine equity, par or stated value per share | $ / shares	$ 0.001
Mezzanine equity, shares authorized	0	0	5,531,104
Mezzanine equity, shares issued	0	0	5,531,104
Mezzanine equity, shares outstanding	0	0	5,531,104
Parent Company [Member] | Series B Convertible Redeemable Preferred Shares [Member]
Consolidated Balance Sheet Statements Captions [Line Items]
Mezzanine equity, par or stated value per share | $ / shares	$ 0.001
Mezzanine equity, shares authorized	0	0	7,895,711
Mezzanine equity, shares issued	0	0	7,895,711
Mezzanine equity, shares outstanding	0	0	7,895,711
Parent Company [Member] | Series C Convertible Redeemable Preferred Shares [Member]
Consolidated Balance Sheet Statements Captions [Line Items]
Mezzanine equity, par or stated value per share | $ / shares	$ 0.001
Mezzanine equity, shares authorized	0	0	5,295,380
Mezzanine equity, shares issued	0	0	5,295,380
Mezzanine equity, shares outstanding	0	0	5,295,380
Parent Company [Member] | Class A Ordinary Shares [Member]
Consolidated Balance Sheet Statements Captions [Line Items]
Ordinary shares, par value | $ / shares	$ 0.001
Ordinary shares, authorized	57,956,630	57,956,630	57,956,630
Ordinary shares, issued	28,276,557	28,276,557	158,861
Ordinary shares, outstanding	28,276,557	28,276,557	158,861
Parent Company [Member] | Class B Ordinary Shares [Member]
Consolidated Balance Sheet Statements Captions [Line Items]
Ordinary shares, par value | $ / shares	$ 0.001
Ordinary shares, authorized	19,675,674	19,675,674	19,675,674
Ordinary shares, issued	19,675,674	19,675,674	19,675,674
Ordinary shares, outstanding	19,675,674	19,675,674	19,675,674